INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2015
INVENTORIES [Abstract]
Schedule of Inventory
	September 30,	December 31,
	2015	2014
	Unaudited

Raw materials, parts and supplies	$8,036	$8,130
Work in progress	7,515	5,477
Finished products	13,279	11,505

	$28,830	$25,112